Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 584,143	$ 1,670,949	$ 651,911
Investments – trading securities	124,993
Accounts receivable, net	1,834,000	18,160	392
Real estate held for sale		907,061
Advance to contractor	26,873
Prepaid expenses and other receivables	18,000	27,979	25,008
Deferred tax assets, net	3,080
Deferred IPO costs	748,499	699,499
Total Current Assets	3,339,588	3,323,648	677,311
Noncurrent Assets
Equipment, net	66,132	70,771	87,469
Operating lease right-of-use assets, net	18,550	29,410	70,930
Intangible asset	1,449	1,449
Security deposits	4,235	4,235	4,235
Total Noncurrent Assets	90,366	105,865	162,634
Total Assets	3,429,954	3,429,513	839,945
Current Liabilities
Accounts payable		21,300	16,703
Auto loan payable, current	8,231	8,102	7,605
Operating lease liabilities, current	18,907	29,980	41,235
Other current liabilities	839,224	830,065	9,490
Due to related party		55,000
Total Current Liabilities	866,362	944,447	75,033
Noncurrent Liabilities
Auto loan payable, noncurrent	33,278	35,381	43,483
Operating lease liabilities, noncurrent			29,980
Total Noncurrent Liabilities	33,278	35,381	73,463
Total Liabilities	899,640	979,828	148,496
Stockholders’ Equity
Preferred stock, value
Common stock, value	14,505	14,505	13,500
Paid-in capital	1,276,690	1,276,690	297,695
Retained earnings	1,239,119	1,158,490	380,254
Total Stockholders’ Equity	2,530,314	2,449,685	691,449
Total Liabilities and Stockholders’ Equity	3,429,954	3,429,513	839,945
Related Party
Current Liabilities
Due to related party		$ 55,000